Right-of-Use Assets (Details) - USD ($)		6 Months Ended
	Jan. 01, 2025	Jun. 30, 2025	Jun. 30, 2024
Right-of-Use Assets [Line Items]
Amortization		$ 69,466	$ 102,051
Office Lease [Member]
Right-of-Use Assets [Line Items]
Monthly rent	$ 12,000
Term of lease	2 years